COLUMBIA ACORN TRUST Columbia Acorn Select℠ (the "Fund") Supplement dated August 28, 2012 to the Prospectuses dated May 1, 2012
(Columbia Acorn Select℠)
Effective immediately, the Fund's prospectuses dated May 1, 2012 are supplemented by adding the following after the third full paragraph that appears under the heading "Principal Investment Strategies:"

The Fund takes advantage of the Investment Manager's research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time.

COLUMBIA ACORN TRUST Columbia Acorn Select℠ (the "Fund") Supplement dated August 28, 2012 to the Prospectuses dated May 1, 2012
(Columbia Acorn Select℠)
Effective immediately, the Fund's prospectuses dated May 1, 2012 are supplemented by adding the following after the third full paragraph that appears under the heading "Principal Investment Strategies:"

The Fund takes advantage of the Investment Manager's research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA ACORN TRUST
Central Index Key	dei_EntityCentralIndexKey	0000002110
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 28, 2012
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Supplement Text Block	columbia_SupplementTextBlock	COLUMBIA ACORN TRUST Columbia Acorn Select℠ (the "Fund") Supplement dated August 28, 2012 to the Prospectuses dated May 1, 2012
(Columbia Acorn Select℠)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock
Effective immediately, the Fund's prospectuses dated May 1, 2012 are supplemented by adding the following after the third full paragraph that appears under the heading "Principal Investment Strategies:"

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund takes advantage of the Investment Manager's research and stock-picking capabilities to invest in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time.